Segment and Geographic Information - Schedule of Percentage of Total Revenue by Geographic Area (Details) - Geographic Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Americas [Member]
Schedule of Percentage of Total Revenue By Geographic Area [Line Items]
Total revenue by geographic area	94.93%	88.27%
Europe, Middle East and Africa [Member]
Schedule of Percentage of Total Revenue By Geographic Area [Line Items]
Total revenue by geographic area	2.47%	10.09%
Asia Pacific [Member]
Schedule of Percentage of Total Revenue By Geographic Area [Line Items]
Total revenue by geographic area	2.60%	1.64%